PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Depreciation Expenses	$ 6,969	$ 28,315	$ 13,638	$ 34,320	$ 48,626	$ 26,687